UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ---------------------------------------------------------------------
Phone:     248-644-8500
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Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI        8-3-99
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     84
                                            -------------------------

Form 13F Information Table Value Total:     $112,360
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                               Form 13F INFORMATIONAL TABLE
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    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                           TITLE             VALUE   Shrs   Sh/ Put/  Invest  Other   Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn PRN Call  Disc    MGRS   Sole   Shared  None
---------------------     ------   ------  -------  ------ --- ----  -------- ------ ----- ------  ----
Telos Corporation,
  12% Cumulative Exch Pfd.	   pref 87969B200  105      35000  SH        SOLE           35000
Acceptance Insurance Companies com 004308102 3806     252700  SH        SOLE          237700  15000
Advanced Communication Systems com	00750x109  411      30000  SH        SOLE	          30000
America Service Group Inc.	    com	02364L109 3517     230600  SH        SOLE	         214600  16000
Automatic Data Processing,Inc. com	053015103  691      15700  SH        SOLE	           6700   9000
Aviation Sales Company	        com	053672101  395      10000  SH        SOLE	          10000
Brookdale Living
  Communities,Inc.	            com	112462106  296      20000  SH        SOLE	          20000
Charming Shoppes, Inc.	        com	161133103 1603      63000  SH        SOLE	         263000
Chemical Financial Corporation com	163731102  326       9375  SH        SOLE	           9375
Childtime Learning Centers,Inc.com	168820108  369      25000  SH        SOLE	          25000
Computer Learning Centers,Inc. com	205199102  	99      20000  SH        SOLE	          20000
Craftmade International,Inc.	  com	22413E104  585      45000  SH        SOLE	          45000
Crown Cork & Seal Company,Inc. com	228255105 1311      46000  SH        SOLE	          37500   8500
Data Research Associates,Inc.	 com	237853106 3993     384900  SH        SOLE	         374900  10000
Diamond Offshore Drilling Inc. com	25271c102  948      33400  SH        SOLE	          33400
Ellett Brothers, Inc.	         com	288398100  145      20000  SH        SOLE	          10000  10000
Emerson Electric Co.           com	291011104  397       6300  SH        SOLE	           2300   4000
Forest Oil Corporation         com	346091606 1035      82400  SH        SOLE	          72400  10000
Fruit of the Loom, Inc.	       com	G3682L105  747      76600  SH        SOLE	          76600
GZA Geoenvironmental
  Technologies, Inc.           com	362386104  	62      12400  SH        SOLE	          12400
Gardner Denver, Inc.           com	365558105  403      25000  SH        SOLE	          25000
Golden Star Resources Ltd.     com	38119t104  175     233500  SH        SOLE	         233500
Good Guys, Inc.                com	382091106  150      20000  SH        SOLE	          20000
Greif Bros. Corporation -
  Class A                      com	397624107 1364      53500  SH        SOLE           53500
Griffon Corporation            com	398433102 2781     356000  SH        SOLE          356000
H & R Block, Inc.              com	093671105  340       6800  SH        SOLE	           4800   2000
HCR Manor Care, Inc.           com	404134108 1238      51200  SH        SOLE	          47200   4000
HMI Industries Inc.            com	404238107	  97      50000  SH        SOLE	          50000
Ha-Lo Industries, Inc.         com	404429102  622      63000  SH        SOLE           63000
Helen of Troy Limited          com	G4388N106  359      20000  SH        SOLE	          20000
I. Gordon Corporation          com	382784106  148      16499  SH        SOLE	          16499
Impath Inc.                    com	45255g101  605      22400  SH        SOLE	          22400
Inco Limited - Class VBN       com	453258709 2898     377000  SH        SOLE	         377000
Input/Output, Inc.             com	457652105 7578    1002000  SH        SOLE	         967000  35000
K-Swiss Inc. - Class A         com	482686102 3413      73400  SH        SOLE	          63100  10300
Kaydon Corporation             com 486587108 2882      85700  SH        SOLE	          79700   6000
Leucadia National Corporation  com	527288104 1352      53300  SH        SOLE	          43300  10000
Littelfuse, Inc.               com	537008104  839      43600  SH        SOLE           38600   5000
LoJack Corporation             com	539451104  251      30000  SH        SOLE           30000
Malan Realty Investors, Inc.	  com	561063108 8055     521800  SH        SOLE	         498800  23000
Maritrans Inc.                 com	570363101  281      50000  SH        SOLE	          50000
Mechanical Dynamics, Inc.      com	583521109  270      45000  SH        SOLE           45000
Miami Computer Supply          com	593261100  378      20000  SH        SOLE	          20000
NN Ball & Roller, Inc.         com	629305103  201      35000  SH        SOLE           35000
Nautica Enterprises, Inc.      com	639089101  253      15000  SH        SOLE	          15000
Newell Rubbermaid Inc.         com	651192106  237       5100  SH        SOLE             600   4500
Newmont Mining Corporation     com 651639106 1129      56800  SH        SOLE           53800   3000
Nobel Learning
  Communities, Inc.            com	654889104  100      20000  SH        SOLE	          20000
Nova Corporation               com	669784100  560      22400  SH        SOLE	          22400
Ottawa Financial Corporation   com	689389104 7865     365806  SH        SOLE	         336893  28913
PICO Holdings, Inc.            com 693366205 1056      41700  SH        SOLE           41700
Patterson Energy, Inc.         com 703414102  988     100000  SH        SOLE          100000
Pentech International, Inc.    com	709635106	  39      50000  SH        SOLE           50000
Perceptron, Inc.               com	71361F100 1689     370200  SH        SOLE	         338200  32000
Providence and Worcester
  Railroad Company             com	743737108  565      40000  SH        SOLE           40000
Queensway Financial
  Holdings Limited             com 747931103  358      75000  SH        SOLE           75000
Quest Education Corporation    com	281490102  158      15000  SH        SOLE           15000
Rainbow Technologies, Inc.     com	750862104 3701     313300  SH        SOLE          308800   4500
Republic Bancorp Inc.          com	760282103  456      30000  SH        SOLE           30000
Royce Focus Trust              com 78080N108 1728     350000  SH        SOLE          350000
Royce Micro-Cap Trust, Inc.    com	780915104  852     100984  SH        SOLE	         100984
SPSS Inc.                      com 78462K102 9715     378200  SH        SOLE          370700   7500
STERIS Corporation             com 859152100 1275      65800  SH        SOLE           65800
Santa Fe Snyder Corporation    com 802012104  828     103500  SH        SOLE           94500   9000
Schuler Homes, Inc.            com 808188106  243      37400  SH        SOLE           37400
Scotts Company                 com 810186106  238       5000  SH        SOLE            1000   4000
Scudder New Europe Fund, Inc.  com	810905109  423      20500  SH        SOLE           13500   7000
Security Dynamics Technologies com	814208104  703      33100  SH        SOLE           33100
Sevenson Environmental
  Services, Inc.               com	818063109  756      65000  SH        SOLE           65000
SteriGenics International, Inc.com	85915R105 1398      53000  SH        SOLE           53000
Stryker Corp.                  com 863667101  228       3800  SH        SOLE             800   3000
Sunrise Assisted Living, Inc.	 com	86768k106 1053      30200  SH        SOLE           26200   4000
Tecumseh Products Company
  - Class B                    com 878895101 1384      25400  SH        SOLE           18900   6500
Templeton Dragon Fund, Inc.    com 88018T101  115      10400  SH        SOLE             400  10000
Texas Instruments Inc.         com 882508104  288       2000  SH        SOLE	                  2000
The Morgan Group, Inc.
  - Class A                    com	617358106 1181     135000  SH        SOLE	         135000
Thomas Nelson Inc.             com	640376109 5997     539100  SH        SOLE	         533100   6000
Unico American Corporation     com 904607108 2043     200500  SH        SOLE	         200500
United Dominion
  Industries Limited           com 909914103 1079      44500  SH        SOLE           44500
Universal Electronics Inc.     com	913483103 1123      40000  SH        SOLE           40000
Velcro Industries N.V.         com 922571104  661      54500  SH        SOLE           54500
Washington Federal Inc.        com	938824109  669      29805  SH        SOLE           21305   8500
Weyco Group, Inc.              com	962149100  557      24200  SH        SOLE           24200
Whitman Education Group, Inc.	 com	966524100  150      25000  SH        SOLE           25000
X-Rite, Incorporated           com	983857103  998     155000  SH        SOLE	         155000

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